Derivatives	3 Months Ended
Jun. 30, 2026
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives
7 - Derivatives
The Company uses derivative financial instruments, specifically foreign currency forward contracts, to mitigate exposure from certain foreign currency risks arising from operating expenses within research and development and selling, general and administrative expenses that are denominated in foreign currency, predominantly British Pound Sterling (“GBP”). These contracts are designated as cash flow hedges for hedge accounting treatment. Gains or losses on the contracts are recorded in accumulated other comprehensive income (loss) and reclassified to operating expenses when the related operating expenses are recognized in net income (loss) or ineffectiveness should occur.
As of June 30, 2026, the notional value of outstanding foreign currency forward contracts designated as cash flow hedges was £470.0 million and the fair value was $(8.5) million.
As of March 31, 2026, the notional value of outstanding foreign currency forward contracts designated as cash flow hedges was £405.0 million and the fair value was $(9.5) million.
The following table presents the notional amounts of the Company’s outstanding derivative instruments:

	As of
(in millions)	June 30, 2026	March 31, 2026
Designated as cash flow hedges
Foreign currency forward contracts	$631	$544
The following table presents the fair value of the Company’s outstanding derivative instruments:

	Derivative Assets		Derivative Liabilities
	As of		As of
(in millions)	June 30, 2026	March 31, 2026	June 30, 2026	March 31, 2026
Designated as cash flow hedges
Foreign currency forward contracts	$—	$—	$9	$10
Cash Flow Hedge Gains (Losses)
The following table presents net gains (losses) on foreign currency forward contracts designated as cash flow hedges:

	Three Months Ended June 30,
(in millions)	2026	2025
Condensed Consolidated Statements of Comprehensive Income:
Change in gains (losses) recognized in accumulated other comprehensive income (loss) on cash flow hedge derivatives	$1	$28
(Gains) losses reclassified from accumulated other comprehensive income (loss) into income	—	(7)
Income tax benefit (expense) on cash flow hedges	—	(5)
Net change in fair value of the effective portion of designated cash flow hedges, net of tax (1)	$1	$16
Condensed Consolidated Income Statements, before tax:
Research and development	$—	$4
Selling, general and administrative expenses	$—	$3
(1)    All amounts reported in accumulated other comprehensive income (loss) at the reporting date are expected to be reclassified into earnings within the next 12 months.
For the three months ended June 30, 2026 and 2025, the Company’s cash flow hedges were highly effective with immaterial amounts of ineffectiveness recorded in the Condensed Consolidated Income Statements for these designated cash flow hedges, and all components of each derivative instrument’s gain or loss were included in the assessment of hedge effectiveness.
The Company classifies foreign currency forward contracts as Level 2 fair value measurements pursuant to the fair value hierarchy. See Note 8 - Fair Value, for further details.